TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
UK Corporation Tax [Member]
TAX EXPENSE (Details) [Line Items]
Applicable tax rate	19.00%	19.00%	19.25%